UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)

BlackRock Small Cap Growth Fund II
(Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 377,736,758
Total Investments (Cost - $388,494,499) – 100.1%	377,736,758
Liabilities in Excess of Other Assets – (0.1)%	(433,521)
Net Assets – 100.0%	$ 377,303,237

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of August 31, 2010, the value of the investment and the percentage owned by the
Fund of the Portfolio was $377,736,758 and 100.0%, respectively.

•The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Portfolio.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of August 31, 2010, the Fund's investment in the Portfolio was classified as Level 2.

BLACKROCK SERIES, INC

AUGUST 31, 2010

1

Schedule of Investments August 31, 2010 (Unaudited)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.9%
BE Aerospace, Inc. (a)	261,100	$ 7,036,645
Orbital Sciences Corp. (a)	311,542	4,046,930
		11,083,575
Air Freight & Logistics — 2.4%
Atlas Air Worldwide Holdings,
Inc. (a)	115,500	5,005,770
Forward Air Corp.	164,524	3,918,962
		8,924,732
Airlines — 0.5%
Alaska Air Group, Inc. (a)	46,200	2,043,426
Beverages — 1.8%
Heckmann Corp. (a)	1,676,200	6,704,800
Biotechnology — 6.5%
BioMarin Pharmaceuticals, Inc. (a)	137,900	2,797,991
Biospecifics Technologies (a)	106,100	2,811,650
Cubist Pharmaceuticals, Inc. (a)	315,000	6,939,450
Dendreon Corp. (a)	91,200	3,268,608
Human Genome Sciences, Inc. (a)	172,400	5,015,116
Pharmasset, Inc. (a)	155,000	3,764,950
		24,597,765
Building Products — 0.7%
Griffon Corp. (a)	235,500	2,517,495
Capital Markets — 1.4%
MF Global Holdings Ltd. (a)	557,300	3,678,180
SWS Group, Inc.	222,784	1,606,273
		5,284,453
Chemicals — 2.0%
Georgia Gulf Corp. (a)	229,600	2,984,800
Intrepid Potash, Inc. (a)(b)	121,100	2,718,695
Solutia, Inc. (a)	132,100	1,788,634
		7,492,129
Commercial Banks — 1.0%
SVB Financial Group (a)	105,200	3,910,284
Commercial Services &
Supplies — 2.3%
Clean Harbors, Inc. (a)	64,000	3,868,800
SYKES Enterprises, Inc. (a)	410,253	4,906,626
		8,775,426
Communications
Equipment — 0.7%
Polycom, Inc. (a)	68,500	1,950,880
Riverbed Technology, Inc. (a)	20,200	774,872
		2,725,752
Computers & Peripherals — 0.3%
Netezza Corp. (a)	51,300	998,298

Common Stocks	Shares	Value
Construction &
Engineering — 1.5%
Chicago Bridge & Iron Co. NV (a)	252,500	$ 5,499,450
Consumer Finance — 2.5%
Cardtronics, Inc. (a)	181,500	2,513,775
Dollar Financial Corp. (a)	361,300	6,987,542
		9,501,317
Diversified Consumer
Services — 1.0%
Grand Canyon Education, Inc. (a)	224,232	3,832,125
Diversified Telecommunication
Services — 1.8%
Cbeyond Communications, Inc. (a)	554,700	6,628,665
Electronic Equipment, Instruments
& Components — 1.3%
Cogent, Inc. (a)	462,400	5,086,400
Energy Equipment &
Services — 1.3%
Superior Energy Services, Inc. (a)	221,489	4,762,013
Food Products — 1.5%
Diamond Foods, Inc. (b)	134,694	5,688,128
Health Care Equipment &
Supplies — 5.4%
ArthroCare Corp. (a)	96,900	2,515,524
Conceptus, Inc. (a)	356,800	4,929,192
Gen-Probe, Inc. (a)	86,400	3,890,592
Merit Medical Systems, Inc. (a)	184,808	2,916,270
SonoSite, Inc. (a)	207,165	6,032,645
		20,284,223
Health Care Providers &
Services — 6.8%
Emergency Medical Services
Corp. (a)	120,700	5,799,635
HealthSouth Corp. (a)	396,400	6,445,464
Healthways, Inc. (a)	155,400	1,942,500
Lincare Holdings, Inc.	415,450	9,563,659
WellCare Health Plans, Inc. (a)	76,800	1,905,408
		25,656,666
Hotels, Restaurants &
Leisure — 5.0%
Buffalo Wild Wings, Inc. (a)(b)	78,900	3,299,598
Jack in the Box, Inc. (a)	218,700	4,413,366
Pinnacle Entertainment, Inc. (a)	335,000	3,283,000
Scientific Games Corp., Class A (a)	768,772	7,849,162
		18,845,126
Household Durables — 0.3%
Libbey, Inc. (a)	101,642	1,140,423

Portfolio Abbreviations

ADR American Depositary Receipts

BLACKROCK MASTER LLC

AUGUST 31, 2010

1

Schedule of Investments(continued)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 7.4%
Camelot Information Systems,
Inc. - ADR (a)	104,700	$ 1,573,641
ExlService Holdings, Inc. (a)	562,666	9,345,882
Gartner, Inc., Class A (a)	147,546	4,231,619
Global Cash Access, Inc. (a)	823,422	2,980,788
RightNow Technologies, Inc. (a)	350,700	5,863,704
Sapient Corp.	378,000	3,942,540
		27,938,174
Insurance — 0.8%
Aspen Insurance Holdings Ltd.	105,000	2,982,000
Internet & Catalog Retail — 0.8%
Shutterfly, Inc. (a)	141,000	3,134,430
Internet Software &
Services — 2.9%
Constant Contact, Inc. (a)(b)	156,565	2,774,332
GSI Commerce, Inc. (a)	243,800	5,551,326
NIC, Inc.	369,900	2,678,076
		11,003,734
Life Sciences Tools &
Services — 2.3%
Bruker BioSciences Corp. (a)	206,850	2,459,446
ICON Plc - ADR (a)	284,095	6,250,090
		8,709,536
Machinery — 1.1%
Manitowoc Co.	457,500	4,190,700
Media — 3.4%
CKx, Inc. (a)	1,665,534	7,811,354
Live Nation, Inc. (a)	518,781	4,482,268
Valassis Communications, Inc. (a)	18,400	539,304
		12,832,926
Metals & Mining — 0.9%
Century Aluminum Co. (a)(b)	357,400	3,574,000
Oil, Gas & Consumable
Fuels — 3.6%
Comstock Resources, Inc. (a)	36,993	805,338
Energy XXI Bermuda Ltd. (a)	259,400	5,185,406
Massey Energy Co.	189,372	5,444,445
McMoRan Exploration Co. (a)	162,400	2,304,456
		13,739,645
Pharmaceuticals — 3.3%
Akorn, Inc. (a)	785,849	2,687,604
Auxilium Pharmaceuticals,
Inc. (a)(b)	171,400	4,440,974
Depomed, Inc. (a)	847,187	3,041,401
Jazz Pharmaceuticals, Inc. (a)	261,061	2,323,443
		12,493,422
Professional Services — 2.5%
Corporate Executive Board Co.	192,586	5,400,112
Diamond Management &
Technology Consultants, Inc.	149,807	1,871,089
Heidrick & Struggles International,
Inc.	110,600	1,921,122
Kforce, Inc. (a)	28,393	300,114
		9,492,437

Common Stocks	Shares	Value
Semiconductors & Semiconductor
Equipment — 4.5%
Entegris, Inc. (a)	774,403	$ 2,981,452
JinkoSolar Holding Co.,
Ltd. - ADR (a)	71,046	1,756,257
Microsemi Corp. (a)	291,100	4,075,400
Monolithic Power Systems, Inc. (a)	126,300	2,072,583
Netlogic Microsystems, Inc. (a)	79,200	1,912,680
Silicon Laboratories, Inc. (a)	111,200	4,241,168
		17,039,540
Software — 7.4%
Blackboard, Inc. (a)(b)	177,263	5,865,633
BroadSoft, Inc. (a)	52,750	430,967
DemandTec, Inc. (a)	510,007	3,804,652
RealPage, Inc. (a)	47,400	794,898
Sonic Solutions, Inc. (a)	261,000	2,101,050
Taleo Corp., Class A (a)	280,400	7,186,652
TiVo, Inc. (a)	976,627	7,676,288
		27,860,140
Specialty Retail — 5.5%
The Children's Place Retail Stores,
Inc. (a)	110,200	4,811,332
Express, Inc. (a)	218,400	2,972,424
Lumber Liquidators Holdings,
Inc. (a)(b)	218,500	4,376,555
Pier 1 Imports, Inc. (a)(b)	728,500	4,443,850
The Wet Seal, Inc., Class A (a)	1,356,400	4,096,328
		20,700,489
Textiles, Apparel & Luxury
Goods — 1.2%
Deckers Outdoor Corp. (a)	30,700	1,334,529
G-III Apparel Group, Ltd. (a)	136,500	3,292,380
		4,626,909
Total Long-Term Investments
(Cost – $383,058,495) – 98.5%		372,300,753
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.25% (c)(d)	2,125,507	2,125,507
	Par
	(000)
Time Deposits — 0.0%
Brown Brothers Harriman & Co.,
0.00%, 9/01/10	$ 5	5,292

2 BLACKROCK MASTER LLC

AUGUST 31, 2010

Schedule of Investments(concluded)

BlackRock Master Small Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Beneficial
	Interest
	(000)	Value
BlackRock Liquidity Series, LLC
Money Market Series,
0.36% (c)(d)(e)	$ 21,936	$ 21,936,367
Total Short-Term Securities
(Cost – $24,067,166) – 6.4%		24,067,166
Total Investments
(Cost – $407,125,661*) – 104.9%		396,367,919
Liabilities in Excess of Other Assets – (4.9)%		(18,631,161)
Net Assets – 100.0%		$ 377,736,758

* The cost and unrealized appreciation (depreciation) of investments as of

August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 410,205,150
Gross unrealized appreciation	$ 29,001,631
Gross unrealized depreciation	(42,838,862)
Net unrealized depreciation	$ (13,837,231)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest Held	Interest Held
	at May 31,	Net	at August
Affiliate	2010	Activity	31, 2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	564,110	1,561,397	2,125,507	$ 2,612
BlackRock
Liquidity Series,
LLC Money
Market Series	33,911,450 (11,975,083) 21,936,367			$ 9,971

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$372,300,753	--	-- $ 372,300,753
Short-Term
Securities
Money Market
Fund	2,125,507	$ 21,936,367	--	24,061,874
Time Deposits	--	5,292	--	5,292
Total	$374,426,260	$ 21,941,659	— $ 396,367,919

1 See above Schedule of Investments for values in each industry.

BLACKROCK MASTER LLC

AUGUST 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2010